Financial Instruments - Summary of Fair Value Measurements of Financial Assets and Liabilities Measured at Fair Value (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 134	$ 186	$ 157
Accounts receivable arising from sales of metal concentrates	58	113
Derivative assets not designated as cash flow hedges	2	1
Recurring Fair Value Measurement [member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	134	186
Investments in securities	190	178
Recurring Fair Value Measurement [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Accounts receivable arising from sales of metal concentrates	58	110
Derivative assets designated as cash flow hedges	2	2
Derivative assets not designated as cash flow hedges	$ 2	1
Derivative liabilities not designated as cash flow hedges		$ (2)